CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Total equity before NCI	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained Earnings	Non-controlling interest
Beginning Balance, shares at Dec. 31, 2013					938,000,000
Beginning Balance at Dec. 31, 2013		$ 8,202		$ 7,512		$ 2,641	$ 1,956	$ 528	$ 1,449	$ 690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net, shares					(1,000,000)
Sale and purchase of treasury shares, net		(23)		(23)		(22)
Employee stock options issued		10		10		10
Employee stock options issued, shares					1,000,000
Employee stock options issued		5		5		4
Conversion of convertible bond, shares					47,000,000
Conversion of convertible bond		615		615		568
Deconsolidation of Seadrill Partners/Sale of NCI		(115)								(115)
Initial public offering of NADL		115		63		63				52
Acquisition of West Polaris		(13)		(6)		(6)				(7)
Establishment of non-controlling interest		4								4
Other comprehensive income (loss)		(1,031)		(976)				(976)		(55)
Dividends declared		(1,466)		(1,415)					(1,415)	(51)
Net (loss)/income		$ 4,087		3,979					3,979	108
Ending Balance, Shares at Dec. 31, 2014		492,759,938			985,000,000
Ending Balance at Dec. 31, 2014		$ 10,390		9,764		3,258	1,956	(448)	4,013	626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net, shares					0
Sale and purchase of treasury shares, net		10		10		10
Employee stock options issued		7		7		7
Deconsolidation of Seadrill Partners/Sale of NCI		(4)								(4)
Other comprehensive income (loss)		314	[1]	306				306		8
Distributions to Non-controlling interests		(14)								(14)
Net (loss)/income		$ (635)	[1],[2],[3]	(634)					(634)	(1)
Ending Balance, Shares at Dec. 31, 2015		492,759,940			985,000,000
Ending Balance at Dec. 31, 2015		$ 10,068	[4]	9,453		3,275	1,956	(142)	3,379	615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	[1]	(8)
Net (loss)/income	[1],[2],[3]	149
Ending Balance at Mar. 31, 2016	[4]	$ 10,212
Beginning Balance, shares at Dec. 31, 2015		492,759,940			985,000,000
Beginning Balance at Dec. 31, 2015		$ 10,068	[4]	9,453		3,275	1,956	(142)	3,379	615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		39
Net (loss)/income	[2]	416
Ending Balance at Jun. 30, 2016	[4]	$ 10,488
Beginning Balance, shares at Dec. 31, 2015		492,759,940			985,000,000
Beginning Balance at Dec. 31, 2015		$ 10,068	[4]	9,453		3,275	1,956	(142)	3,379	615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		158
Net (loss)/income	[2]	(238)
Ending Balance at Sep. 30, 2016	[4]	$ 9,938
Beginning Balance, shares at Dec. 31, 2015		492,759,940			985,000,000
Beginning Balance at Dec. 31, 2015		$ 10,068	[4]	9,453		3,275	1,956	(142)	3,379	615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net, shares					(8,000,000)
Sale and purchase of treasury shares, net		(10)		(10)		(2)
Employee stock options issued		7		7		7
Cash settlement of vested restricted stock units		(1)		(1)		(1)
Conversion of convertible bond, shares					31,000,000
Conversion of convertible bond		58		58		27
Recognition of non-controlling interest		6								6
Other comprehensive income (loss)		203		195				195		8
Dividends declared										(113)
Distributions to Non-controlling interests		(113)								(113)
Net (loss)/income		$ (155)		(181)					(181)	26
Ending Balance, Shares at Dec. 31, 2016		504,444,280			1,008,000,000
Ending Balance at Dec. 31, 2016		$ 10,063		$ 9,521		$ 3,306	$ 1,956	$ 53	$ 3,198	$ 542
Beginning Balance at Mar. 31, 2016	[4]	10,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		47
Net (loss)/income	[2]	267
Ending Balance at Jun. 30, 2016	[4]	10,488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		119
Net (loss)/income	[2]	(654)
Ending Balance at Sep. 30, 2016	[4]	$ 9,938

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Refer to Note 39 "Restatement of previously issued financial statements"